Basic and Diluted Net Income Per Share - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Distribution of Capital Stock of Subsidiaries to Stockholders in Corporate Liquidations and Reorganizations [Member] | Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Merger consideration payment to stock holders in connection with corporate reorganization	$ 55,176
Prior to the Corporate Reorganization [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares, issued	100	100